RSI RETIREMENT TRUST
                               317 Madison Avenue
                            New York, New York 10017

February 4, 2000



VIA ELECTRONIC FILING
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

                  Re:      RSI Retirement Trust
                           Post-Effective Amendment No. 18 to the
                           Registration Statement on Form N-1A
                           (Securities Act File No. 2-95074
                           Investment Company Act File No. 811-04193)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), RSI Retirement Trust (the "Trust") hereby certifies that:

1. The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 18 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

2.       The  text  of   Post-Effective   Amendment   No.  18  to  the   Trust's
         Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 21, 2000.

Very truly yours,

RSI RETIREMENT TRUST

By:      /s/ Stephen P. Pollak
         Stephen P. Pollak
         Executive Vice President, Counsel and Secretary